INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Provision for Incomes Taxes
	2017	2016
Current expense
Federal	$-	$-
State	-	-

Deferred expense
Federal	$-	$-
State	-	-
Total income tax expense	$-	$-

Deferred Income Tax (Liabilities) Assets

	2017	2016
Deferred income tax assets
Net operating loss carryforward	$5,585,508	$4,622,321
Deferred revenue	107,860	74,378
Allowance for doubtful accounts	1,306	15,524
Accrued expenses	11,346	8,699
Total deferred tax assets	5,706,020	4,720,922

Deferred income tax liabilities
State income taxes	(353,750)	(329,222)
Depreciation and amortization	(16,065)	(23,120)
Valuation allowance	(5,336,205)	(4,368,580)
Total deferred tax liabilities	(5,706,020)	(4,720,922)

Deferred income tax, net	$-	$-